Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	Oct. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 20, 2015	Jan. 23, 2015	Nov. 30, 2014
American Funds Inflation Linked Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class A (with sales charge)
Account Value	$ 11,839		$ 11,200		$ 11,419		$ 12,831		$ 12,257		$ 10,732	$ 10,083	$ 10,170			$ 10,007	$ 9,627			$ 9,749
American Funds Inflation Linked Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class C (with sales charge)
Account Value	$ 11,349		10,736		10,961		12,395		11,928		10,514	9,950	10,107			10,017	9,710		$ 10,000
American Funds Inflation Linked Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class T (with sales charge)
Account Value	$ 11,680		11,023		11,194		12,541		11,946		10,433	9,768	9,829	$ 9,749
American Funds Inflation Linked Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class F-1
Account Value	$ 12,018		11,377		11,590		13,017		12,451		10,897	10,228	10,315			10,156	9,772		10,000
American Funds Inflation Linked Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class F-2
Account Value	$ 12,351		11,648		11,837		13,265		12,644		11,040	10,336	10,392			10,200	9,793		10,000
American Funds Inflation Linked Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class F-3
Account Value	$ 12,130		11,423		11,604		12,984		12,368		10,783	10,088	10,145		$ 10,000
American Funds Inflation Linked Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge)
Account Value	$ 11,738		11,113		11,323		12,713		12,150		10,648	9,991	10,076			9,919	9,528		9,750
American Funds Inflation Linked Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge)
Account Value	$ 11,579		10,962		11,170		12,540		11,985		10,506	9,924	10,089			10,010	9,710		10,000
American Funds Inflation Linked Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-E
Account Value	$ 11,770		11,147		11,388		12,829		12,287		10,782	10,144	10,254			10,118	9,752		10,000
American Funds Inflation Linked Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge)
Account Value	$ 11,634		10,977		11,155		12,504		11,929		10,414	9,765	9,829	9,749
American Funds Inflation Linked Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-F-1
Account Value	$ 12,249		11,567		11,777		13,200		12,594		11,000	10,299	10,369			10,194	9,793		10,000
American Funds Inflation Linked Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-F-2
Account Value	$ 9,916	$ 9,548	9,354	$ 9,510	9,511	$ 10,048	10,647	$ 10,289		$ 10,000
American Funds Inflation Linked Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class 529-F-3
Account Value	$ 9,938	9,569	9,361	9,527	9,518	10,055	10,653	10,285		10,000
American Funds Inflation Linked Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-1
Account Value	$ 11,204		10,677		10,956		12,402		11,947		10,532	9,961	10,125			10,041	9,741		10,000
American Funds Inflation Linked Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-2
Account Value	$ 11,237		10,699		10,988		12,424		11,959		10,540	9,969	10,125			10,034	9,731		10,000
American Funds Inflation Linked Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-2E
Account Value	$ 11,616		11,034		11,292		12,740		12,237		10,761	10,149	10,280			10,162	9,783		10,000
American Funds Inflation Linked Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-3
Account Value	$ 11,708		11,107		11,346		12,777		12,254		10,758	10,128	10,243			10,102	9,752		10,000
American Funds Inflation Linked Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-4
Account Value	$ 12,055		11,403		11,621		13,046		12,469		10,906	10,242	10,329			10,162	9,772		10,000
American Funds Inflation Linked Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-5E
Account Value	$ 12,583		11,879		12,072		13,528		12,911		11,276	10,565	10,624			10,438		$ 10,000
American Funds Inflation Linked Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-5
Account Value	$ 12,399		11,684		11,878		13,293		12,669		11,053	10,343	10,405			10,206	9,793		10,000
American Funds Inflation Linked Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Inflation Linked Bond Fund — Class R-6
Account Value	$ 12,599		11,878		12,053		13,495		12,846		11,203	10,480	10,529			10,334	9,905			10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	8,990	10,885	8,874	10,758	9,068	12,342	9,880	12,486	10,000	11,639	10,505	10,648	10,000	10,000	10,316	10,097	10,000	10,000	10,000
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value	$ 12,538	$ 9,918	$ 11,800	$ 9,765	$ 11,783	$ 10,193	$ 13,188	$ 10,342	$ 12,345	$ 10,000	$ 11,207	$ 10,319	$ 10,413	$ 10,000	$ 10,000	$ 10,211	$ 9,823	$ 10,000	$ 10,000	$ 10,000